CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,413)	$ (1,719)	$ (346)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	2,205	2,116	1,970
Impairment loss of property, plant and equipment			139
Deferred income taxes	(261)	(250)	(252)
Reversal (impairment loss) of trade receivables	243
Reversal (Impairment loss) of loan and interest receivables	3,468	(49)	(973)
Reversal (Impairment loss) of other receivables, prepayments and deposits	2	(131)	3
Loss on change in fair value of convertible notes	7,690
Change in operating assets and liabilities
Trade receivables	(501)	(2)	8
Loans receivables	2,622	(7,080)	(941)
Other receivables and prepayments	4	(113)	24
Interest receivable	(121)	(37)	48
Accounts payable	278
Customer deposits		(83)	88
Other payables and accrued liabilities	(616)	1,018	(353)
Deferred Revenue	87
Taxes payable	268	(208)	217
Net cash provided by (used in) operating activities	1,955	(6,538)	(368)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(251)	(221)	(156)
Proceeds from acquisition of subsidiaries, net of cash acquired	743
Proceeds from refund of deposit for acquisition of a subsidiary		5,000
Net cash provided by (used in) investing activities	492	4,779	(156)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan		1,282
Repayment of short-term loan		(1,282)
Proceeds from loan due to a shareholder	385	1,923
Repayment of loan due to a shareholder	(769)
Net cash provided by (used in) financing activities	(384)	1,923
EFFECT OF EXCHANGE RATE ON CASH	(3)	(1)	(6)
INCREASE (DECREASE) IN CASH	2,060	163	(530)
Cash and cash equivalent, beginning of year	3,113	2,950	3,480
Cash and cash equivalent, end of year	5,173	3,113	$ 2,950
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest		62
Cash paid for income taxes	35	$ 318
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible note issued for acquisition of subsidiaries	$ 13,400